SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.3%

Education/Student Loan - 16.3%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	897,890

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	975,084

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,433,478

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	584,031

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	319,069

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,023

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	859,865

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	601,188

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,000,130

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,052,161

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	313,365

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	310,000	4.50	8/1/26	307,167

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	852,490

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	857,867

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	625,000	4.00	11/1/26	607,869

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,671,829

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,968

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,660

Independence Charter School Lease Rev. (Beacon Academy Proj.)	235,000	4.25	7/1/26	229,569

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	718,043

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,134,876

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	193,030

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	982,164

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	560,000	4.00	12/1/31	504,666

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,248,785

Minneapolis School Lease Rev. (Twin Cities International School) [4]	825,000	4.25	12/1/27	810,686

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	985,180

MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,075,000	4.25	5/1/40	2,564,642

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,363,515

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,942,237

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,177,773

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,105,200

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,210,400

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	784,335

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,153,795

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	908,446

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,983,600

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,999,620

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,029,141

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	966,497

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,267,950

Savage Charter School Lease Rev. (Aspen Academy)	325,000	4.00	10/1/26	315,929

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,656,897

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	705,775

DECEMBER 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,154,439

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	690,562

St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	854,957

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	663,840

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	900,000	3.00	6/1/31	759,609

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	823,751

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	250,000	2.00	9/1/26	232,640

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	333,070

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	958,598

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	500,000	4.00	7/1/25	492,740

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	921,012

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	880,000	3.00	12/1/29	820,679

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	540,930

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	813,450

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	675,535

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	814,620

Woodbury Charter School Lease Rev.	400,000	3.00	12/1/30	367,284

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	359,008

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	452,408

				65,332,017

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,277,800

General Obligation - 9.7%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	923,247

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,944,431

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,016,650

Itasca G.O.	2,500,000	2.38	2/1/45	1,812,050

Itasca G.O.	4,000,000	2.50	2/1/50	2,776,120

Madison Lake G.O.	590,000	2.13	2/1/42	426,411

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,926,125

Moorhead G.O.	510,000	2.13	2/1/42	362,477

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,002,780

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	1,013,838

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,055,610

Owatonna Independent School District No. 761	750,000	2.13	2/1/40	571,148

Richfield Independent School District No. 280	2,000,000	4.00	2/1/37	2,046,860

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	762,870

Roseau Independent School District No. 682	400,000	2.25	2/1/46	277,532

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	742,600

St. Cloud G.O.	1,090,000	2.00	2/1/41	834,973

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,835,806

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,995,834

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,363,441

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,133,490

				38,824,293

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hospital/Health Care - 13.4%

Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,077,263

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	251,452

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	500,685

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	959,788

Chippewa Co. Rev. (Monte Video Hospital Proj.)	1,000,000	4.00	3/1/32	993,630

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	793,460

Cuyuna Range Hospital District Health Care Facs. Rev.	1,000,000	5.50	5/1/48	1,002,300

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,300,000	5.75	8/1/30	982,826

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	732,449

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	395,388

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	168,040

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	164,045

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	335,741

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	163,074

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	352,166

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	140,866

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	208,588

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	139,059

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	618,749

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,159,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	859,733

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,090,588

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,641,929

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,503,375

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	536,685

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,473,795

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	966,570

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	170,362

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	191,130

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	207,863

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,416,975

Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/34	6,143,700

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,816,712

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	524,685

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,963,103

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	2,000,000	4.00	11/15/43	1,801,360

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,893,360

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,038,860

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,895,978

Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	220,000	4.25	8/1/24	217,494

				53,492,826

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	931,370

DECEMBER 31, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	962,200

				1,893,570

Multifamily Mortgage - 21.4%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	900,390

Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	392,710

Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	255,068

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	279,030

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	386,874

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	672,200

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	570,000

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,878,040

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,475,925

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,019,930

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	454,072

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,120,233

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	900,000	6.75	1/1/27	804,177

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	830,186

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,110,309

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	664,202

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,099,718

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,670,243

Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,644,980

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	812,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	1,069,250

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,300,000

Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	350,000	6.00	1/1/27	350,084

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,083

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	156,974

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	210,550

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	166,454

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	160,818

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	377,040

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	344,785

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,501,085

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,939,950

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,284,316	3.75	11/1/34	3,280,933

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,180,548

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	402,850

Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	216,960

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,880,340

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,410

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,651,859	2.35	2/1/38	3,582,768

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,012,503

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	358,290

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,369,350

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	750,000	4.00	11/1/25	728,490

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,833,819	3.00	11/1/34	1,754,378

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,001,030

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	269,478

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	895,620

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	212,898

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,190,265

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	133,607

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,860,240

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,510,965

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	959,660

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,811,667

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,130

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,500,350

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	247,480

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,100,829

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	484,080

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,448,969

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,030

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,000,240

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,208,445

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,027,680

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	4.25	12/1/27	2,318,496

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,265,672

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	895,000	5.30	11/1/30	865,098

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,240,972

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,500,000	5.00	9/1/42	1,450,425

St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	793,608

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	757,290

Vergas Rev. (CDL Homes Proj.)	160,000	4.00	8/1/25	156,155

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,277,535

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	970,460

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,629,660

				85,460,714

Municipal Lease - 3.2% [9]

Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,756,706

Duluth Independent School District No. 709	920,000	3.00	3/1/32	836,593

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	569,000

Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	317,930

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	1,019,585

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	748,370

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	498,037

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,741,146

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,018,680

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,019,570

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	399,047

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	787,911

DECEMBER 31, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	608,502

Waconia Independent School District No. 110	500,000	5.00	2/1/37	504,780

Winona School District No. 861 Lease Purchase	50,245	6.04	8/1/24	50,318

				12,876,175

Other Revenue Bonds - 3.1%

Crystal Governmental Fac. Rev.	177,621	5.10	12/15/26	167,788

Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	169,084

Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	199,206

Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	254,623

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	308,000	5.00	2/15/27	303,537

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,509,175

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,741,688

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	369,000	6.38	2/15/28	368,970

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	515,000	6.50	3/1/29	515,185

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	666,000	7.00	2/15/28	666,446

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	389,000	7.50	2/15/28	389,101

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,510,000	5.00	8/1/36	3,512,703

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,586,120

				12,383,626

Sales Tax Revenue - 1.2% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,077,120

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,789,298

				4,866,418

Single Family Mortgage - 23.9%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	490,000	4.45	12/1/32	490,093

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	30,000	4.63	12/1/30	30,007

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	245,000	4.88	12/1/33	245,064

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	75,000	4.45	12/1/27	74,759

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,509,184

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,847,386

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,280,487

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,566,867

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,564,922	3.30	3/1/48	1,493,530

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,654,986	3.30	5/1/48	1,571,145

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	522,450	3.75	11/1/48	502,555

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	550,176	3.60	1/1/49	526,232

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	557,165	3.45	3/1/49	529,886

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	928,255	3.15	6/1/49	852,221

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	987,207	2.47	1/1/50	872,583

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,585,000	2.55	1/1/51	6,206,612

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	3,009,778

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	333,844

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,511,848

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,994,898

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,835,142

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	1,019,874

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,969,950

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,340,000	2.45	7/1/34	1,189,531

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	37,000	3.80	7/1/38	37,006

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,528,053

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	150,000	3.90	7/1/43	147,594

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,885,000	2.80	1/1/44	2,278,948

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,775,000	2.70	7/1/44	2,200,464

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,507,881

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,080,050

MN Hsg. Fin. Agy. Rev.	3,671,448	2.05	12/1/51	3,177,308

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,323,806

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,784,744

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	4,083,386

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	7,213,190

MN Hsg. Fin. Agy. Rev.	5,580,000	2.55	1/1/46	4,102,528

MN Hsg. Fin. Agy. Rev.	2,425,000	5.00	7/1/53	2,521,079

MN Hsg. Fin. Agy. Rev.	1,000,000	6.00	7/1/53	1,093,370

MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,357,413

MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,829,391

MN Hsg. Fin. Agy. Rev.	1,480,000	6.00	1/1/53	1,595,884

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	1,027,200

				95,352,771

Transportation - 0.7% [8]

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	675,000	5.00	1/1/25	685,159

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	450,000	5.00	1/1/26	463,918

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,000,000	5.00	1/1/47	1,051,090

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	500,000	5.25	1/1/47	535,700

				2,735,867

Utility - 1.6%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,030,260

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	518,590

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,028,780

St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	874,125

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	780,825

Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	561,473

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	621,966

				6,416,019

Total Municipal Bonds (cost: $434,715,914)				380,912,096

DECEMBER 31, 2023	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	132,458	1,454,389

Total Investment Companies (cost: $1,829,974)		1,454,389

Total Investments in Securities - 95.6% (cost: $436,545,888)		382,366,485

Other Assets and Liabilities, net - 4.4%		17,369,863

Net Assets - 100.0%		$399,736,348

[1]

Variable rate security. Rate disclosed is as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2023 was $3,181,750 and represented 0.8% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2023 was $8,710,362 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2023, 3.6% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2023 was $12,876,175 and represented 3.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2023 was $9,052,153 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	361	March 2024	(39,267,212)	(909,522)
U.S. Treasury 2-Year	199	March 2024	(40,976,898)	(426,866)
U.S. Treasury 5-Year	122	March 2024	(15,242,375)	(1,151,179)
U.S. Treasury 10-Year	607	March 2024	(68,524,613)	(2,316,955)

				(4,804,522)

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2023.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2023 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	380,912,096	—	380,912,096
Investment Companies	1,454,389	—	—	1,454,389

Total:	1,454,389	380,912,096	—	382,366,485

Liabilities
Futures	(4,804,522)	—	—	(4,804,522)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2023	9